UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

Invest with faith

Azzad Wise Capital Fund
(Ticker: WISEX)
First Halal Fixed-Income Fund

Azzad Ethical Fund
(Ticker: ADJEX)
Halal Equity Mutual Fund

SEMI-ANNUAL REPORT DECEMBER 31, 2015 (UNAUDITED)

8000 Town Centre Drive, Suite 400 | Broadview Heights, Ohio 44147
OFFICE 888.350.3369 or 440.922.0066 | **FAX** 440.526.4446 | www.azzadfunds.com
Azzad Asset Management, Inc. | Advisor to the Azzad Funds | 888.86.AZZAD (888.862.9923)

Dear Azzad Funds Shareholder,

Enclosed is your copy of the Azzad Funds Semi-Annual Report. In it you will find a review of the performance of your investments for the six-month period ending 12/31/15. Volatility may best describe markets for the second half of 2015, as they were impacted by economic stress in China and Greece, coupled with underwhelming corporate earnings reports, and falling oil prices. Adding to the headwinds was the Federal Open Market Committee’s decision to raise interest rates in December for the first time since 2006.

It was a challenging period for equity assets overall and unrealistic investor expectations resulting from the strength of the bull market that began in March 2009 made year-end volatility all the more distressing. Arguably, however, a pullback in stocks was needed in order to set things right again. In the years following the Great Recession, stock valuations went up much faster than corporate profits, with companies often using accounting techniques like share buybacks to make themselves look more attractive on paper than fundamentals implied.

The Azzad perspective is that the market has needed for some time now a healthy repricing of assets that had gotten out of sync with their fundamental, or fair, value. Asset prices were very expensive relative to their historical averages. Now that equities have approached more favorable valuations, we believe that investors who are able to look beyond the headlines and focus on a longer time horizon have reason to be optimistic.

Azzad Ethical Fund (ADJEX)

The Azzad Ethical Fund lost 9.13% for the six months ending 12/31/15, trailing the Russell Midcap Growth’s 4.20% drop. The Fund’s performance can be attributed, in part, to traditional valuation measures not being rewarded by the market. These problems were evident in the consumer space during the latter part of the year. Several of our names that had previously posted steady earnings growth had disappointing quarters, hurt by the effects of the strong U.S. dollar and slowing economic growth in key end-markets. Part of our investment case for 2015 was that the U.S. consumer would take savings at the gas pump and spend that disposable money on goods and services. As the year went on, it became apparent that the consumer was not spending this “gas dividend” at the traditional brick and mortar retailers that the Fund held. The Fund re-evaluated some of these positions during the Fall and made changes reflecting their slowing growth profiles.

The Fund remains overweight in the health care and technology sectors. The recent sell-off in these sectors could give us entry points in names with attractive earnings growth profiles. The further downturn in energy prices leaves us hesitant to add to the energy or materials sectors just yet.

Regardless, the start of 2016 has served as a reminder that equity markets can encounter periods of volatility. Investors continue to try to find stocks that not only grow their earnings per share, but also their revenues. We strive to hold the types of names that exhibit quality growth characteristics and generate enough cash flows to fund future growth. Our Fund continues to look at companies that offer an attractive return on investment and have management teams that can navigate changing market environments. We believe there will be many of these opportunities in the months to come.

Azzad Wise Capital Fund (WISEX)

For the sixth-month period ending 12/31/2015, the Azzad Wise Capital Fund returned -0.45% versus the BofA Merrill Lynch U.S./Corp. 1-3 Yr. benchmark return of -0.07%.

Although the stock portion of the Fund detracted, the fixed income component returned 0.25% versus the -0.14% total return for the benchmark. Within the sukuk market, Indonesia was a bright spot for the Fund. There we saw solid performance due to the continued reduction of the current account deficit as a result of lower energy prices. Additionally, the long-running Turkish parliamentary elections saga was finally resolved in November, and the AK Party’s resounding victory provided a positive catalyst to all Turkish assets, including our Turkey Finans bank 2018 sukuk, which returned 0.99% over the quarter. On the negative side, the sukuk market saw considerable pressure from South Africa as a direct reaction to President Jacob Zuma’s firing of the country’s finance minister, someone who was perceived as a market-friendly reformer.

During the period, we continued to broaden and diversify our Islamic bank deposit investments by adding additional banks. One of those additions, Maybank, is a highly rated (A3/A-) Malaysian commercial bank that offers a wide range of Islamic banking products. As deposit rates are expected to climb in coming months, we will look to further diversify the Islamic bank deposit portion of the Fund and take advantage of attractive returns offered by high-quality banks.

Regardless of market environment, remember that your asset allocation should be aligned with an appropriate investment strategy. To discuss your goals and how to meet them, and to get answers to any other questions you might have at no additional charge, please contact an Azzad investment advisor at 888.86.AZZAD.

Thank you for your continued trust and investment in the Azzad Funds.

Sincerely,

Jamal Elbarmil

Vice President and Portfolio Manager

The performance quoted represents past performance, which does not guarantee future results. This summary represents the views of the portfolio manager as of December 31, 2015. Those views may change, and the Funds disclaim any obligation to advise investors of such changes. The Azzad Funds are self-distributed and available by prospectus only. A free copy of the prospectus, which contains information about the Funds’ risks, fees, and objectives, and other important information, is available at www.azzadfunds.com or by calling 888.350.3369. The Bank of America Merrill Lynch US Corporate & Government Master Index tracks the performance of US dollar-denominated investment grade Government and Corporate public debt issued in the US Domestic bond market, excluding collateralized products. The Midcap Growth Index measures the performance of the mid cap growth segment of the U.S. equity universe. It includes those Russell Mid Cap Index companies with higher price to book ratios and higher forecasted growth values. The index is unmanaged and an investment cannot be made directly in this or any other index.

AZZAD ETHICAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
3.41%
Technology
21.00%
Consumer Cyclical
22.31%
Consumer Defensive
7.67%
Energy
1.86%
Industrials
21.42%
Healthcare
22.33%

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Industrials
20.45%
Technology
20.04%
Healthcare
21.31%
Other Assets Less
Liabilities
4.57%
Basic Materials
3.25%
Energy
1.78%
Consumer Defensive
7.32%
Consumer Cyclical
21.29%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

AZZAD WISE CAPITAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the security types the underlying securities represent as a percentage of the portfolio of investments.

Common Stocks, 8.45%
Real Estate Investment Trusts, 1.15%
Short-Term Investments, 1.74%
Ethical Bank Deposits & Notes, 24.92%
Ethical Bonds (Sukuk), 63.74%

The following chart gives a visual breakdown of the Fund by the security types the underlying securities represent as a percentage of net assets.

Common Stocks, 7.49%
Real Estate Investment Trusts, 1.02%
Short-Term Investments, 1.54%
Other Assets Less Liabilities, 11.39%
Ethical Bank Deposits & Notes, 22.08%
Ethical Bonds (Sukuk), 56.48%

Portfolio allocations are subject to change.

Azzad Ethical Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 95.43%

Air Transportation, Scheduled - 1.89%
14,966	Alaska Air Group, Inc.	$ 1,204,913

Apparel & Other Finished Products of Fabrics & Similar Material - 1.81%
12,993	Carter's, Inc.	1,156,767

Biological Products (No Diagnostic Substances) - 1.53%
21,687	Seattle Genetics, Inc. *	973,313

Computer Peripheral Equipment - 1.38%
28,283	Fortinet, Inc. *	881,581

Dental Equipment & Supplies - 1.82%
10,613	Sirona Dental Systems, Inc. *	1,162,866

Drilling Oil & Gas Wells - 0.76%
9,038	Helmerich & Payne, Inc.	483,985

Electromedical & Electrotherapeutic Apparatus - 1.38%
10,874	Varian Medical Systems, Inc. *	878,619

Electronic Computers - 0.63%
3,822	Apple, Inc.	402,304

Food & Kindred Products - 3.40%
47,600	Flowers Foods, Inc.	1,022,924
14,478	Mead Johnson Nutrition Co.	1,143,038
		2,165,962
Hazardous Waste Management - 1.66%
8,773	Stericycle, Inc. *	1,058,024

Heavy Construction (Other Than Building Construction) - 0.64%
8,670	Fluor Corp.	409,397

Industrial Organic Chemicals - 3.25%
11,093	International Flavors & Fragrances, Inc.	1,327,167
1,962	NewMarket Corp.	746,992
		2,074,159
Industrial Instruments for Measurement, Dislplay & Control - 1.80%
3,498	Roper Industries, Inc.	663,885
10,532	Sensata Technologies Holding N.V. (Netherlands) *	485,104
		1,148,989
Leather & Leather Products - 0.61%
9,778	Michael Kors Holdings Ltd. (United Kingdom) *	391,707

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.79%
12,550	Cintas Corp.	1,142,677

Miscellaneous Fabricated Metal Products - 1.17%
7,704	Parker Hannifin Corp.	747,134

Miscellaneous Food Preparations & Kindred Products - 1.08%
8,086	McCormick & Company, Inc.	691,838

Miscellaneous Transportation Equipment - 1.22%
9,024	Polaris Industries, Inc.	775,613

Motor Vehicle Parts & Accessories - 2.75%
7,782	Autoliv, Inc. (Sweden)	970,960
48,934	Gentex Corp.	783,433
		1,754,393
Motor Vehicles & Passenger Car Bodies - 1.15%
7,147	WABCO Holdings, Inc. (Belgium) *	730,852

Motors & Generators - 1.63%
19,407	Ametek, Inc.	1,040,021

Oil & Gas Field Machinery & Equipment - 1.02%
6,950	Dril-Quip, Inc. *	411,648
8,154	FMC Technologies, Inc. *	236,548
		648,196
Ophthalmic Goods - 1.51%
7,189	The Cooper Companies, Inc.	964,764

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.34%
14,395	Align Technology, Inc. *	947,911
1,002	Intuitive Surgical, Inc. *	547,252
		1,495,163
Pharmaceutical Preparations - 5.22%
4,762	Alexion Pharmaceuticals, Inc. *	908,351
5,614	Alkermes PLC. (Ireland) *	445,639
8,350	BioMarin Pharmaceutical, Inc. *	874,746
5,170	Perrigo Co. PLC. (Ireland)	748,099
646	Regeneron Pharmaceuticals, Inc. *	350,694
		3,327,529
Pumps & Pumping Equipment - 0.59%
4,883	IDEX Corp.	374,087

Retail-Apparel & Accessory Stores - 1.40%
30,232	Hanesbrand, Inc.	889,728

Retail-Auto & Home Supply Stores - 2.08%
1,786	Autozone, Inc. *	1,325,051

Retail-Building Materials, Hardware, Garden Supply - 1.61%
12,020	Tractor Supply Co.	1,027,710

Retail-Family Clothing Stores - 1.15%
13,644	Ross Stores, Inc.	734,184

Retail-Home Furniture, Furnishings & Equipment Stores - 1.01%
13,377	Bed Bath & Beyond, Inc. *	645,440

Retail-Jewelry Stores - 1.14%
9,530	Tiffany & Co.	727,044

Retail-Shoe Stores - 1.87%
18,367	Footlocker, Inc.	1,195,508

Retail-Variety Stores - 1.88%
16,701	Dollar General Corp.	1,200,301

Rubber & Plastics Footwear - 0.71%
9,599	Deckers Outdoor Corp. *	453,073

Semiconductors & Related Devices - 6.28%
13,622	IPG Photonics Corp. *	1,214,537
22,062	Maxim Integrated Products, Inc.	838,356
19,266	Microchip Technology, Inc.	896,640
13,771	Skyworks Solution, Inc.	1,058,026
		4,007,559
Services-Business Services, NEC - 2.19%
16,105	Akamai Technologies, Inc. *	847,606
429	Priceline.com, Inc. *	546,954
		1,394,560
Services-Commercial Physical & Biological Research - 0.93%
5,468	Incyte Corp. *	593,005

Services-Computer Integrated Systems - 1.75%
14,298	Jack Henry & Associates, Inc.	1,116,102

Services-Computer Processing & Data Preparation - 1.99%
11,101	DST Systems, Inc.	1,266,180

Services-Computer Programming, Data Processing, Etc. - 3.48%
6,882	IHS, Inc. *	815,035
4,101	LinkedIn Corp., Class A *	923,053
5,797	Red Hat, Inc. *	480,050
		2,218,138
Services-Computer Programming Services - 2.35%
10,956	Aspen Technology, Inc. *	413,699
12,401	VeriSign, Inc. *	1,083,351
		1,497,050
Services-Consumer Credit Report - 2.05%
11,758	Equifax, Inc.	1,309,488

Services-Help Supply Services - 1.54%
20,805	Robert Half International, Inc.	980,748

Services-Hospitals - 1.61%
14,320	MEDNAX, Inc. *	1,026,171

Services-Management Services - 0.97%
6,817	Gartner, Inc. Class A *	618,302

Services-Prepackaged Software - 4.14%
55,850	Cadence Design Systems, Inc. *	1,162,238
13,604	Splunk, Inc. *	800,051
32,181	Symantec Corp.	675,801
		2,638,090
Surgical & Medical Instruments & Apparatus - 1.10%
5,323	Teleflex, Inc.	699,708

Trucking (No Local) - 1.43%
15,442	Old Dominion Freight Line, Inc. *	912,159

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.17%
13,312	AmersourceBergen Corp.	1,380,588

Wholesale-Groceries & General Line - 0.95%
15,441	United Natural Foods, Inc. *	607,758

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.70%
6,870	Henry Schein, Inc. *	1,086,765

Wholesale-Motor Vehicles & Motor Parts & Supplies - 1.92%
41,274	LKQ Corp. *	1,222,949

TOTAL FOR COMMON STOCKS (Cost $54,237,545) - 95.43%		60,858,212

TOTAL FOR INVESTMENTS (Cost $54,237,545) - 95.43%		60,858,212

OTHER ASSETS LESS LIABILITIES, NET - 4.57%		2,914,763

NET ASSETS - 100.00%		$ 63,772,975

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

	Azzad Wise Capital Fund
	Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 7.48%

Beverages - 0.45%
4,889	The Coca-Cola Co.	$ 210,031
2,062	PepsiCo, Inc.	206,035
		416,066
Commercial Banks Non-US - 0.65%
336,783	Kuwait Finance House (Kuwait) *	599,218

Construction, Mining & Materials Handling Machinery & Equipment - 0.21%
3,201	Dover Corp.	196,253

Converted Paper & Paperboard Products - 0.25%
1,782	Kimberly-Clark Corp.	226,849

Cutlery, Handtools & General Hardware - 0.22%
1,925	Stanley Black & Decker, Inc.	205,455

Electronic & Other Electrical Equipment - 0.22%
4,277	Emerson Electric Co.	204,569

Fats & Oils - 0.23%
5,868	Archer-Daniels Midland Co.	215,238

General Industrial Machinery & Equipment - 0.23%
2,254	Illinois Tool Works, Inc.	208,901

Household Furniture - 0.20%
4,359	Leggett & Platt, Inc.	183,165

Industrial Inorganic Chemicals - 0.21%
1,516	Air Products & Chemicals, Inc.	197,247

Men's & Boy's Furnishings - 0.44%
2,249	Cintas Corp.	204,771
3,211	VF Corp.	199,885
		404,656
Miscellaneous Food Preparations & Kindred Products - 0.22%
2,378	McCormick & Company, Inc.	203,462

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.21%
1,986	PPG Industries, Inc.	196,257

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
3,041	Colgate-Palmolive Co.	202,591

Pharmaceutical Preparations - 0.44%
4,545	Abbott Laboratories	204,116
1,993	Johnson & Johnson	204,721
		408,837
Retail-Building Materials, Hardware, Garden Supply - 0.21%
731	The Sherwin-Williams Co.	189,768

Retail-Drug Stores & Proprietary Store - 0.23%
2,444	Walgreen Boots Alliance, Inc.	208,131

Retail-Lumber & Other Building Materials - 0.22%
2,640	Lowe's Companies, Inc.	200,746

Services-Computer Processing & Data Preparation - 0.23%
2,440	Automatic Data Processing, Inc.	206,717

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.45%
1,768	Ecolab, Inc.	202,224
2,682	The Procter Gamble Co.	212,978
		415,202
Specialty Industry Machinery (No Metalworking Machinery) - 0.18%
3,377	Pentair Plc. (United Kingdom)	167,263

Specialty Cleaning, Polishing & Sanitation Preparations - 0.24%
1,720	The Clorox Co.	218,148

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.20%
4,517	Nucor Corp.	182,035

Surgical & Medical Instruments & Apparatus - 0.44%
1,350	3M Co.	203,364
1,048	C.R. Bard, Inc.	198,533
		401,897
Wholesale-Motor Vehicle Supplies & New Parts - 0.22%
2,324	Genuine Parts Co.	199,608

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.23%
2,346	Cardinal Health, Inc.	209,427

Wholesale-Durable Goods - 0.23%
1,047	W.W. Grainger, Inc.	212,112

TOTAL FOR COMMON STOCKS (Cost $5,943,187) - 7.48%		6,879,818

REAL ESTATE INVESTMENT TRUSTS - 1.02%
1,912	Federal Realty Investment Trust	279,343
1,540	Avalonbay Communities, Inc.	283,560
1,496	Public Storage	370,559
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $928,994) - 1.02%		933,462

SUKUK - 56.48%
3,150,000	ADCB Islamic Finance, 4.071%, 11/22/2016 (Cayman Islands)	3,213,041
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates) **	304,140
1,300,000	AHB Sukuk Co., 3.267%, 10/08/2018 (Cayman Islands)	1,326,000
1,600,000	Al Shindagha Sukuk, Ltd., 3.776%, 11/26/2019 (Cayman Islands)	1,606,000
2,400,000	BSF Sukuk, Ltd., 2.947%, 05/22/2017 (Cayman Islands)	2,445,180
1,000,000	Dewa Sukuk 2013, Ltd., 3.00%, 03/05/2018 (Cayman Islands)	1,018,995
1,000,000	Dib Tier 1 Sukuk, Ltd., 6.25%, 03/29/2049 (Cayman Islands) **	1,000,000
2,400,000	DIP Sukuk Ltd. Series REGS, 4.291%, 02/20/2019 (Cayman Islands)	2,442,120
1,700,000	DP World Sukuk, Ltd., Series REGS, 6.25%, 07/02/2017 (Cayman Islands)	1,782,399
1,900,000	EIB Sukuk, Ltd. 4.147%, 01/11/2018 (United Arab Emirates)	1,947,462
2,400,000	EIB Sukuk, Ltd. 4.718%, 01/18/2017 (United Arab Emirates)	2,455,080
1,575,000	Emaar Sukuk, Ltd. 8.50%, 08/03/2016 (Cayman Islands)	1,641,937
500,000	EMG Sukuk, Ltd. 4.564%, 06/18/2024 (Cayman Islands)	505,709
355,275	Emirat Medjool, Ltd., 3.875%, 03/19/2023 (Cayman Islands)	359,716
3,000,000	FGB Sukuk Co., Ltd., 3.797%, 08/02/2016 (Cayman Islands)	3,066,000
1,150,000	FGB Sukuk Co., Ltd., 4.046%, 01/18/2017 (Cayman Islands)	1,177,312
500,000	Hazine Mustesarligi Series REGS, 4.557%, 10/10/2018 (Turkey)	513,825
3,300,000	HBME Sukuk Co., Ltd., 3.575%, 06/02/2016 (Cayman Islands)	3,330,756
300,000	IDB Trust Services, Ltd., 1.535%, 06/04/2018 (Jersey)	302,929
1,300,000	IDB Trust Services, Ltd., 1.8125%, 03/06/2019 (Jersey)	1,298,570
1,500,000	IDB Trust Services, Ltd., 2.35%, 05/25/2016 (Jersey)	1,502,748
1,000,000	Islamic Rep of Pakistan Series REGS, 6.75%, 12/03/2019 (Pakistan)	1,016,759
2,730,000	MAF Sukuk, Ltd., 5.85%, 02/07/2017 (Cayman Islands)	2,835,910
2,170,000	Wakala Global Sukuk BHD REGD, 2.991%, 07/06/2016 (Malaysia)	2,181,501
2,500,000	Ooredoo Tamweel, Ltd., 3.039%, 12/03/2018 (Cayman Islands)	2,541,188
600,000	Perusahaan Pener Indois Sukuk, 3.30%, 11/21/2022 (Indonesia)	557,838
1,900,000	Perusahaan Pener Indois Sukuk, 4.00%, 11/21/2018 (Indonesia)	1,976,000
500,000	Perusahaan Pener SBSN Indois Sukuk III, 4.35%, 09/10/2024 (Indonesia)	477,960
2,400,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	2,409,552
500,000	Saudi Electricity Global Sukuk, 3.473%, 04/08/2023 (Cayman Islands)	492,100
450,000	Saudi Electricity Global Sukuk, 4.211%, 04/03/2022 (Saudi Arabia)	463,313
1,700,000	Sukuk Funding No. 3, Ltd., 4.348%, 12/03/2018 (Cayman Islands)	1,759,228
500,000	TF Varlik Kiralama Sukuk, 3.95%, 05/02/2018 (Turkey)	498,870
750,000	Zar Sovereign Capital Fund Series REGS, 3.903%, 06/24/2020 (South Africa)	722,813
750,000	Zar Sovereign Capital Fund Private Placement Series 144A, 3.903%, 06/24/2020 (South Africa)	720,000
TOTAL FOR SUKUK (Cost $52,023,089) - 56.48%		51,892,951

TRADE FINANCE - 0.26%
26,398	Pak-Arab Refinery ITFC, 4.90%, 11/07/2016 (Pakistan)	26,332
27,653	Pak-Arab Refinery ITFC, 4.165%, 11/14/2016 (Pakistan)	27,584
27,810	Pak-Arab Refinery ITFC, 4.165%, 11/21/2016 (Pakistan)	27,740
26,690	Pak-Arab Refinery ITFC, 0.00%, 12/01/2016 (Pakistan)	26,624
24,354	Pak-Arab Refinery ITFC, 0.00%, 12/09/2016 (Pakistan)	24,293
24,269	Pak-Arab Refinery ITFC, 0.00%, 12/19/2016 (Pakistan)	24,208
20,452	Pak-Arab Refinery ITFC, 0.00%, 12/29/2016 (Pakistan)	20,401
60,415	Tiryaki ITFC, 3.428603, 04/15/2019 (Turkey)	60,415
TOTAL FOR TRADE FINANCE (Cost $238,042) - 0.26%		237,597

BANK DEPOSITS - 21.82%
1,003,152	Arab Banking Corp., NY Branch, 1.45%, 12/14/2016 (Bahrain)	1,003,152
1,000,000	Arab Banking Corp., NY Branch, 0.75%, 01/20/2016 (Bahrain)	1,000,000
1,000,000	Arab Banking Corp., NY Branch, 0.52%, 02/16/2016 (Bahrain)	1,000,000
1,002,999	Arab Banking Corp., NY Branch, 0.52%, 02/16/2016 (Bahrain)	1,002,999
688,262	Kuveyt Turk Participation Bank, 1.3764%, 02/13/2016 (Turkey)	688,262
1,219,611	Kuveyt Turk Participation Bank, 1.3858%, 03/04/2016 (Turkey)	1,219,611
2,015,386	Kuveyt Turk Participation Bank, 1.3767%, 02/11/2016 (Turkey)	2,015,386
1,119,663	Kuveyt Turk Participation Bank, 1.3898%, 02/18/2016 (Turkey)	1,119,663
999,950	Mashreq Islamic Bank, 0.40%, 02/02/2016 (United Arab Emirates)	999,949
1,000,000	Maybank Islamic Bank, 0.65%, 01/25/2016 (Malaysia)	1,000,000
1,000,000	Maybank Islamic Bank, 0.80%, 05/05/2016 (Malaysia)	1,000,000
2,000,000	Maybank Islamic Bank, 1.00%, 08/18/2016 (Malaysia)	2,000,000
2,000,000	Turkiye Finans Bank, 1.92%, 06/27/2016 (Turkey)	2,000,000
1,999,955	Turkiye Finans Bank, 1.95%, 02/29/2016 (Turkey)	1,999,955
1,999,955	Turkiye Finans Bank, 1.84%, 02/22/2016 (Turkey)	1,999,955
TOTAL FOR BANK DEPOSITS (Cost $20,048,932) - 21.82%		20,048,932

SHORT TERM INVESTMENTS - 1.54%
738,800	Albaraka Turk Participation Bank, 1.66%, 02/29/2016 (Turkey)	738,800
676,108	Albaraka Turk Participation Bank, 1.65%, 02/17/2016 (Turkey)	676,108
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $1,414,908) - 1.54%		1,414,908

TOTAL FOR INVESTMENTS (Cost $80,597,152) - 88.60%		81,407,668

OTHER ASSETS LESS LIABILITIES, NET - 11.40%		10,469,677

NET ASSETS - 100.00%		$91,877,345

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.
The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Assets and Liabilities
December 31, 2015 (Unaudited)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Assets:
Investment Securities at Value (Cost $54,237,545 and $80,597,152, respectively)	$ 60,858,212	$ 81,407,668
Cash	2,913,499	9,852,475
Receivables:
Shareholder Subscriptions	29,254	86,885
Dividends and Interest	28,107	637,037
Prepaid Expenses	12,207	24,558
Total Assets	63,841,279	92,008,623
Liabilities:
Shareholder Redemptions	15,166	10,465
Due to Adviser	28,920	45,701
Due to Administrator	764	764
Distribution Fees	4,140	-
Trustee Fees	2,316	2,109
Accrued Expenses	16,998	72,239
Total Liabilities	68,304	131,278
Net Assets	$ 63,772,975	$ 91,877,345

Net Assets Consist of:
Paid In Capital	$ 58,922,502	$ 90,956,380
Undistributed Net Investment Income (Loss)	(115,249)	29,986
Accumulated Realized Gain (Loss) on Investments	(1,654,945)	80,463
Unrealized Appreciation in Value of Investments	6,620,667	810,516
Net Assets, for 5,255,601 and 8,905,147 Shares Outstanding, respectively	$ 63,772,975	$ 91,877,345

Net Asset Value Per Share	$ 12.13	$ 10.32

Redemption Price Per Share ($12.13*0.98; $10.32*0.98) Note 5*	$ 11.89	$ 10.11

* The Funds will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase for the Azzad Ethical Fund and for the Azzad Wise Capital Fund.

The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Operations
For the six months ended December 31, 2015 (Unaudited)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Investment Income:
Dividends (Net of foreign taxes withheld $0 and $0, respectively)	$ 262,951	$ 74,319
Interest (Net of foreign taxes withheld $0 and $7,745, respectively)	-	787,797
Total Investment Income	262,951	862,116

Expenses:
Advisory	258,319	554,102
Distribution	48,435	23,282
Legal	1,764	3,067
Transfer Agent	29,324	27,473
Audit	7,723	5,949
Registration	13,883	12,212
Administrative	4,536	4,536
Custody	6,433	22,685
Miscellaneous	-	2,521
Printing	2,406	978
Trustee	1,690	1,023
Insurance	406	267
Total Expenses	374,919	658,095
Fees Waived and Reimbursed or Recouped by the Advisor	(55,249)	4,824
Net Expenses	319,670	662,919

Net Investment Income (Loss)	(56,719)	199,197

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,650,699)	333,766
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,399,543)	(967,908)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(6,050,242)	(634,142)

Net Decrease in Net Assets Resulting from Operations	$ (6,106,961)	$ (434,945)

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2015	6/30/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (56,719)	$ (117,599)
Net Realized Gain (Loss) on Investments	(1,650,699)	2,560,252
Unrealized Appreciation (Depreciation) on Investments	(4,399,543)	1,413,129
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,106,961)	3,855,782

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(430,950)	(4,717,248)
Total Distributions	(430,950)	(4,717,248)

Capital Share Transactions	5,949,595	14,975,277

Total Increase (Decrease) in Net Assets	(588,316)	14,113,811

Net Assets:
Beginning of Period	64,361,291	50,247,480

End of Period (Includes Undistributed Net Investment Loss of
$(115,249) and $(58,530), respectively)	$ 63,772,975	$ 64,361,291

The accompanying notes are an integral part of these financial statements.

Azzad Wise Capital Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2015	6/30/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 199,197	$ 424,777
Net Realized Gain on Investments	333,766	139,217
Unrealized Appreciation (Depreciation) on Investments	(967,908)	139,163
Net Increase (Decrease) in Net Assets Resulting from Operations	(434,945)	703,157

Distributions to Shareholders:
Net Investment Income	(204,089)	(430,000)
Realized Gains	-	-
Total Distributions	(204,089)	(430,000)

Capital Share Transactions	604,122	23,453,492

Total Increase (Decrease) in Net Assets	(34,912)	23,726,649

Net Assets:
Beginning of Period	91,912,257	68,185,608

End of Period (Includes Undistributed Net Investment Income
of $29,986 and $34,878, respectively)	$ 91,877,345	$ 91,912,257

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Fund
Financial Highlights
Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2015		6/30/2015	6/30/2014	6/30/2013	6/30/2012	6/30/2011

Net Asset Value, at Beginning of Period	$ 13.44		$ 13.69	$ 12.24	$ 10.77	$ 10.74	$ 8.24

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.03)	(0.02)	0.01	(0.02)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.22)		0.97	3.01	1.62	0.05	3.13
Total from Investment Operations	(1.23)		0.94	2.99	1.63	0.03	3.12

Distributions:
Net Investment Income	0.00		0.00	(0.01)	(0.01)	0.00	0.00	***
Realized Gains	(0.08)		(1.19)	(1.53)	(0.15)	0.00	(0.62)
Total Distributions	(0.08)		(1.19)	(1.54)	(0.16)	0.00	(0.62)

Redemption Fees (a) ***	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 12.13		$ 13.44	$ 13.69	$ 12.24	$ 10.77	$ 10.74

Total Return **	(9.13)%		7.05%	24.85%	15.36%	0.28%	38.42%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 63,773		$ 64,361	$ 50,247	$ 34,169	$ 21,988	$ 14,054
Before Waivers
Ratio of Expenses to Average Net Assets	1.16%	†	1.19%	1.19%	1.35%	1.41%	1.65%
Ratio of Net Investment Loss to Average Net Assets	(0.35)%	†	(0.41)%	(0.32)%	(0.27)%	(0.65)%	(0.72)%
After Waivers
Ratio of Expenses to Average Net Assets	0.99%	†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18)%	†	(0.21)%	(0.12)%	0.09%	(0.22)%	(0.06)%
Portfolio Turnover	19.05%		29.80%	56.66%	103.43%	13.48%	27.84%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Amount calculated is less than $0.005 per share.
† Annualized
The accompanying notes are an integral part of these financial statements.

Azzad Wise Capital Fund
Financial Highlights
Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2015		6/30/2015		6/30/2014		6/30/2013	6/30/2012		6/30/2011

Net Asset Value, at Beginning of Period	$ 10.39		$ 10.34		$ 10.09		$ 10.07	$ 10.22		$ 9.82

Income From Investment Operations:
Net Investment Income *	0.02		0.06		0.08		0.16	0.10		0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.07)		0.05		0.35		0.10	(0.02)		0.42
Total from Investment Operations	(0.05)		0.11		0.43		0.26	0.08		0.43

Distributions:
Net Investment Income	(0.02)		(0.06)		(0.07)		(0.16)	(0.08)		(0.01)
Realized Gains	0.00		0.00		(0.11)		(0.08)	(0.15)		(0.02)
Total Distributions	(0.02)		(0.06)		(0.18)		(0.24)	(0.23)		(0.03)

Redemption Fees (a)	0.00	***	0.00	***	0.00	***	0.00	0.00	***	0.00

Net Asset Value, at End of Period	$ 10.32		$ 10.39		$ 10.34		$ 10.09	$ 10.07		$ 10.22

Total Return **	(0.45)%		1.02%		4.35%		2.61%	0.86%		4.34%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 91,877		$ 91,912		$ 68,186		$ 53,809	$ 30,652		$ 26,934
Before Waivers/Recoupment
Ratio of Expenses to Average Net Assets	1.41%	†	1.45%		1.52%		1.53%	1.63%		1.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.44%	†	0.57%		0.79%		1.52%	0.82%		(0.28)%
After Waivers/Recoupment
Ratio of Expenses to Average Net Assets	1.42%	†	1.49%		1.49%		1.49%	1.49%		1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%	†	0.53%		0.82%		1.56%	0.96%		0.06%
Portfolio Turnover	12.34%		41.27%		27.13%		45.40%	234.93%		701.30%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Amount calculated is less than $0.005 per share.
† Annualized
The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015 (UNAUDITED)

Note 1.

Organization

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the following Funds: The Azzad Ethical Fund (the “Ethical Fund”), which commenced operations on December 22, 2000 and is registered as a non-diversified fund.  The Azzad Wise Capital Fund (the “Wise Fund”), which commenced operations on April 6, 2010 and is registered as a non-diversified fund. The series included in these financial statements are collectively referred to as the "Funds". Azzad Asset Management, Inc. (“Adviser”) is the investment adviser to both Funds (see Note 4).

The Ethical Fund’s primary investment objective is to provide shareholders with long-term capital appreciation consistent with ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) programs.

Non-Diversification Risk- The Funds are non-diversified, which means they may invest a greater percentage of their assets in a fewer number of holdings as compared to other mutual funds that are more broadly diversified.  As a result, the Funds’ share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Funds’ portfolio may have a significant negative impact on the Funds’ performance.

Note 2.

Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of FASB Accounting Standard Codification 946 applicable to investment companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Wise Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Wise Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income- Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

In addition, the Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2012-2015, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Redemption Fees- The Ethical Fund and the Wise Fund each charge a 2.00% redemption fee for shares redeemed within 90 days of investment.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fees charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.  See Note 5.

Dividends and Distributions to Shareholders- The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis.  The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.  Please see Note 8 for additional information on dividends paid.

Estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Event- Management has evaluated the impact of all subsequent events through the date of the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Securities Valuations

Processes and Structure

The Funds' Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

The Funds’ Board of Trustees has adopted written Pricing and Valuation Procedures (the “Procedures”) governing the fair valuation of securities, and has delegated authority to the company's investment adviser to apply those methods in making fair value determinations, subject to board oversight. The investment adviser has established a Valuation Committee to oversee the implementation of these Procedures. The Valuation Committee has the responsibility of determining the fair value of each of the Fund’s securities or other assets in the absence of readily available market quotations. The Valuation Committee also reviews the Funds’ Procedures to make sure they continue to be appropriate for the Funds. The Valuation Committee meets annually and on an as needed basis. The Valuation Committee reviews its own fair value decisions and reports to the Board of Trustees on all fair valuation decisions that are made. The Board of Trustees reviews all valuation decisions made by the Valuation Committee and evaluates whether the Valuation Committee is adhering to the Funds’ Procedures and whether the Procedures continue to be appropriate for the Funds.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Sukuk. The Wise Fund invests in Sukuk. Sukuk are used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest. Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. They are therefore considered to be asset-based securities. Sukuk grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Underlying assets may include, without limitation, real estate (developed and undeveloped), infrastructure projects, lease contracts and machinery and equipment. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk. Sukuk certificate holders share the risk of the underlying asset. If the assets on which sukuk are issued do not perform as well as expected, the sukuk investor will bear a share of the loss. Unlike conventional bonds, sukuk do not earn interest payments.

Sukuk may be issued by international financial institutions, foreign governments and agencies of foreign governments and even global corporations. Like conventional bonds, rating agencies rate Sukuk based on their credit quality and the issuer’s ability to pay investors. Sukuk receive ratings that look exactly like conventional bonds. At December 31, 2015, 56.48% of the Wise Fund’s net assets were invested in Sukuk.  These instruments will be categorized as level 2 investments in the fair value hierarchy.

Trade Finance.  Trade finance investments in which the Wise Fund may invest consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects, such as, for example, facilities for pre-export finance, process and commodities finance, receivables financing, factoring or forfeiting, trade credit insurance, letters of credit and other documentary credits, documentary collection, promissory notes, bills of exchange and other negotiable instruments.  The Wise Fund may invest in such investments by way of purchase, assignment, participation, guarantee, insurance or another financial instrument.  Trade finance transactions may include both domestic and international transactions, and may include sellers of goods or services, buyers of such goods or services, intermediaries such as banks and other financial institutions as lenders, insurers, and other parties.    A trade finance transaction can involve various structures.  For example, while a seller (or exporter) can require a purchaser (an importer) to prepay for goods shipped, the purchaser (importer) may wish to reduce risk by requiring the seller to document the goods that have been shipped. Banks, financial institutions or other lenders may assist by providing various forms of support, such as a letter of credit provided by the importer’s bank to the exporter (or the exporter's bank) providing for payment upon presentation of certain documents (for example, a bill of lading). The exporter's bank also may make a loan (by advancing funds) to the exporter on the basis of the export contract.

Trade Finance securities are located primarily in or have exposure to global emerging markets. As such, the Wise Fund is subject to all of the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance asset class such as liquidity risk, credit rating risk, and counter-party risk. The Wise Fund will only invest in trade finance related securities if it is determined that this investment is in accordance with the Wise Fund’s ethical investment philosophy. Trade finance investments will be categorized as level 2 investments in the fair value hierarchy.

Bank Deposits. In a typical bank deposit, a bank raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities. The bank is responsible for monitoring the underlying investments to make sure that they will achieve the anticipated profit rate agreed upon in the contract on the maturity date. If the bank makes any profit by the maturity date, the profits are shared with investors according to a pre-agreed ratio. Conversely, if a loss is made, it is borne by the investors in the absence of gross negligence, fraud or willful default by the bank. The bank provides investors with monthly indicative profit rates for their investments.  Bank deposits will be categorized as level 2 investment in the fair value hierarchy.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2015:

Azzad Ethical Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 60,858,212	$ -	$ -	$ 60,858,212
	$ 60,858,212	$ -	$ -	$ 60,858,212

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Ethical Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Ethical Fund did not hold any derivative instruments at any time during the period ended December 31, 2015.

Azzad Wise Capital Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 6,879,818	$ -	$ -	$ 6,879,818
Real Estate Investment Trusts	933,462	-	-	933,462
Sukuk	-	51,892,951	-	51,892,951
Trade Finance	-	237,597	-	237,597
Bank Deposits	-	20,048,932	-	20,048,932
Short-Term Investments	1,414,908	-	-	1,414,908
	$ 9,228,188	$ 72,179,480	$ -	$ 81,407,668

* Industry classifications for these categories are detailed in each Fund’s Schedule of Investments.

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Wise Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Wise Fund did not hold any derivative instruments at any time during the period ended December 31, 2015.

Note 4.

Transactions with the Adviser and Affiliates

Advisory Agreement - Azzad Asset Management, Inc. (the "Adviser") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service, the Adviser receives a monthly management fee at the annual rate of 0.80% and 1.19% of the average daily net assets for the Ethical Fund and Wise Fund, respectively.

For the six months ended December 31, 2015, the Adviser earned $258,319 and $554,102 in advisory fees for the Ethical Fund and Wise Fund, respectively. At December 31, 2015, the Adviser was owed $28,920 and $45,701 in advisory fees for the Ethical Fund and Wise Fund, respectively.

The Funds’ Adviser has agreed to contractually waive all or a portion of its fees or reimburse the Funds for certain operating expenses, to the extent necessary to limit each fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Funds invest; and litigation and other extraordinary expenses) to 0.99% and 1.29%, for Ethical Fund and Wise Fund, respectively, of average daily net assets for a five year period ending December 1, 2018. Prior to November 1, 2015, the Wise Fund’s net annual operating expenses were limited to 1.49% of average daily net asset.  Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the Funds within three fiscal years after such reimbursement or waiver occurred, if the Funds are able to make the repayment without exceeding the expense limitations (or, if less, the expense limitation then in place). For the six months ended December 31, 2015, the Adviser waived fees of $55,249 for the Ethical Fund. For the six months ended December 31, 2015, the Advisor has recouped $4,824 in previously waived advisory fees for the Wise Fund.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to the Adviser during the following three year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  As of June 30, 2015, the unreimbursed amounts paid or waived by the Adviser on behalf of the Ethical Fund and Wise Fund are $305,206 and $35,955, respectively.  As of June 30, 2015, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Ethical Fund	Wise Fund
June 30, 2013	June 30, 2016	$ 102,092	$ 19,364
June 30, 2014	June 30, 2017	$ 87,572	$ 16,591
June 30, 2015	June 30, 2018	$ 115,542	$ -

Sub-advisory Agreement – The Adviser and the Board entered into a Sub-Advisory Agreement with Ziegler Capital Management (“Sub-Adviser”, “Ziegler”) on August 16, 2012, on behalf of the Ethical Fund, which was renewed by the Board at a meeting held on May 3, 2015.  The sub-advisory fee paid to Ziegler is paid by the Adviser, not the Ethical Fund and therefore does not impact the fees paid by the Ethical Fund.  The Ethical Fund receives additional research services and investment management expertise, from a reputable firm, without additional expense to the Ethical Fund.

The Adviser and the Board entered into a Sub-Advisory Agreement with Federated Investors, Inc. (“Sub-Adviser”, “Federated”) on March 10, 2014, on behalf of the Wise Fund. The Sub-Advisory Agreement was renewed by the Board at a meeting held on May 3, 2015. The sub-advisory fee paid to Federated is paid by the Adviser, not the Wise Fund and therefore does not impact the fees paid by the Wise Fund. The Wise Fund receives additional research services and investment management expertise, from a reputable investment manager without any additional expense to the Wise Fund.

Administrative Agreement - The Funds have an Administrative Agreement with the Adviser.  Pursuant to the  Administrative Agreement, the Adviser, subject to the overall supervision and review of the Board, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds.  As such, each of the Funds pays the Adviser $750 per month, per Fund.   For the six months ended December 31, 2015, the Ethical Fund and the Wise Fund each paid the Adviser $4,536 for administrative services pursuant to the agreement.  As of December 31, 2015, each Fund owed the Adviser $764, respectively, in administrative fees.

Note 5.

Capital Share Transactions

The Board of Trustees is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the six months ended December 31, 2015 and year ended June 30, 2015:

Ethical Fund	Six Months Ended 12/31/2015		Year Ended 6/30/2015
	Shares	Amount	Shares	Amount
Shares Sold	702,002	$ 8,928,919	1,563,211	$ 21,133,607
Shares issued in reinvestment of distributions	13,858	169,487	131,967	1,736,687
Redemption fees	-	151	-	439
Shares redeemed	(247,994)	(3,148,962)	(577,060)	(7,895,456)
Net Increase	467,866	$ 5,949,595	1,118,118	$ 14,975,277

As of December 31, 2015, paid-in-capital totaled $58,922,502.

The following is a summary of capital share activity for the six months ended December 31, 2015 and year ended June 30, 2015:

Wise Fund	Six Months Ended 6/30/2015		Year Ended 6/30/2015
	Shares	Amount	Shares	Amount
Shares Sold	1,142,654	$ 11,851,923	3,653,268	$ 38,011,292
Shares issued in reinvestment of distributions	4,096	42,400	8,122	84,449
Redemption fees	-	120	-	410
Shares redeemed	(1,089,705)	(11,290,321)	(1,407,477)	(14,642,659)
Net Increase	57,045	$ 604,122	2,253,913	$ 23,453,492

As of December 31, 2015, paid-in-capital totaled $90,956,380.

Shareholders of the Ethical and Wise Fund are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 90 days after their purchase. For the six months ended December 31, 2015, $151 and $120 of redemption fees were collected from shareholders of the Ethical and Wise Fund, respectively, and reclassified to paid-in-capital.

Note 6.

Investment Transactions

For the six months ended December 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $16,695,186 and $11,738,392, respectively, for the Ethical Fund. For the six months ended December 31, 2015 $13,424,872 and $8,275,925, respectively, for the Wise Fund.

Note 7. Concentration of Risk

The Wise Fund invests in securities of non-U.S. and U.S. issuers.  Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.  As of December 31, 2015, the diversification of countries was as follows:

Country	Percentage of Net Assets
Cayman Islands	35.42%
Turkey	14.73%
Malaysia	6.73%
United States	6.67%
United Arab Emirates	6.21%
Bahrain	4.36%
Jersey	3.38%
Indonesia	3.28%
Qatar	2.62%
South Africa	1.57%
Pakistan	1.30%
Kuwait	0.65%
Saudi Arabia	0.50%
United Kingdom	0.18%

Note 8.

Tax Matters

As of December 31, 2015, the tax basis components, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Ethical Fund	Wise Fund
Federal tax cost of investments, including short-term investments *	$ 54,238,592	$ 80,597,152

Gross tax appreciation of investments	$ 10,335,948	$ 1,446,422
Gross tax depreciation of investments	$(3,716,328)	$ (635,906)
Net tax appreciation (depreciation)	$ 6,619,620	$ 810,516

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2015 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Ethical Fund	Wise Fund
Unrealized appreciation	$ 11,015,918	$ 1,778,424
Undistributed ordinary income	-	34,878
Post-December net investment loss **	(58,530)	-
Accumulated realized gains	430,995	-
Capital loss carry forwards +:
No expiration:
Short-term	-	(180,427)
Long-term	-	(72,876)
	$ 11,388,383	$ 1,559,999

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

+ The capital loss carry forward will be used to offset any capital gains realized by the Wise Fund in future years through the indefinite expiration date.  The Wise Fund will not make distributions from capital gains while a capital loss carry forward remains.

* The difference between the book cost and tax cost of investments for the Ethical Fund represents disallowed wash sales for tax purposes.

** Under current tax law net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year.

The Funds paid the following distributions for the six months ended December 31, 2015 and year ended June 30, 2015:

Ethical Fund
Six Months Ended	$ Amount	Tax Character
12/31/2015	$ 430,950	Long-Term Capital Gain

Year Ended	$ Amount	Tax Character
6/30/2015	$3,791,097	Long-Term Capital Gain
6/30/2015	$ 926,151	Ordinary Income

Wise Fund
Six Months Ended	$ Amount	Tax Character
12/31/2015	$ 204,089	Ordinary Income

Year Ended	$ Amount	Tax Character
6/30/2015	$ 430,000	Ordinary Income

Note 9.

Distribution Plan

The Funds maintain a distribution expense plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows the Funds to pay distribution expenditures incurred in connection with the sale and promotion of the Funds and the furnishing of services to shareholders of the Funds.  The Plan provides that the Funds may pay up to a maximum on an annual basis of 0.15% and 0.05% of the average daily value of the net assets of the Funds for the Ethical Fund and Wise Fund, respectively.  Under the plan,  permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Funds; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Funds’ Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably calculated to result in sales of shares of the Funds; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Funds’ assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2015, the Ethical Fund incurred $48,435 in distribution fees and the Wise Fund incurred $23,282 in distribution fees.  As of December 31, 2015, $4,140 and $0 was owed in distribution fees for the Ethical and Wise Funds, respectively.

Note 10.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2015, FolioFn, in aggregate, owned approximately 58.83% and 73.83% of the shares of the Ethical Fund and the Wise Fund, respectively, for the benefit of others. As a result, FolioFn may be deemed to control the Funds.

AZZAD FUNDS

Expense Illustration

DECEMBER 31, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2015 through December 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Ethical Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$908.67	$4.76
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of .99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Azzad Wise Capital Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$995.47	$7.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.05	$7.22

* Expenses are equal to the Fund's annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2015 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

BOARD OF TRUSTEES
Syed K. Raheemullah
Bashar Qasem
Abed Awad, Esq.

INVESTMENT ADVISER
Azzad Asset Management, Inc.

SUB-ADVISER
Ziegler Capital Management
Federated Investors, Inc.

DIVIDEND PAYING AGENT,
SHAREHOLDERS' SERVICING AGENT,
TRANSFER AGENT
Mutual Shareholder Services, LLC

CUSTODIAN
Huntington National Bank, NA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company

LEGAL COUNSEL
Thompson Hine LLP

This report is provided for the general information of the shareholders of the Azzad Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 3, 2016